Net Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 839	£ 697	£ 680
Total fee and commission expense	(509)	(411)	(361)
Net fee and commission income	330	286	319
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	562	478	484
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	78	67	65
Credit cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	95	73	66
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 104	£ 79	£ 65